Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 22,400,000	$ 22,600,000	$ 24,800,000
Impairment charges	$ 4,400,000	$ 3,800,000	$ 1,400,000